March 31, 2026
2026 Quarterly Report (Unaudited)

BlackRock Funds III
• BlackRock LifePath® Index 2030 Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
March 31, 2026
BlackRock LifePath® Index 2030 Fund
(Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value
Investment Companies(a)
Equity Funds — 50.3%
iShares Core MSCI Total International Stock ETF(b)	25,957,957	$ 2,248,997,394
iShares Enhanced Roll Yield Index Fund	12,882,217	162,831,218
iShares FTSE NAREIT All Equity REITs Index Fund	20,842,017	200,500,205
iShares Global Infrastructure ETF(b)	3,080,933	206,422,511
Large Cap Index Master Portfolio	$3,647,579,316	3,647,579,316
Master Small Cap Index Series	$61,280,108	61,280,108
		6,527,610,752
Fixed-Income Funds — 49.8%
iShares 0-5 Year TIPS Bond ETF(b)	10,267,381	1,061,955,217
iShares U.S. Intermediate Credit Bond Index Fund	100,525,083	1,016,308,587
iShares U.S. Intermediate Government Bond Index Fund	190,370,696	1,896,092,136
iShares U.S. Long Credit Bond Index Fund	34,629,395	308,201,616
iShares U.S. Long Government Bond Index Fund	103,467,059	791,523,002
iShares U.S. Securitized Bond Index Fund	145,138,460	1,397,683,369
		6,471,763,927

Security	Shares	Value
Money Market Funds — 0.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.77%(c)(d)	34,736,822	$ 34,743,770
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.62%(c)(d)	14,092,426	14,092,426
		48,836,196
Total Investments — 100.5% (Cost: $9,361,625,311)		13,048,210,875
Liabilities in Excess of Other Assets — (0.5)%		(59,356,143)
Net Assets — 100.0%		$ 12,988,854,732

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/26	Shares/ Investment Value Held at 03/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 8,379,000	$ 26,367,543 (a)	$ —	$ (2,773)	$ —	$ 34,743,770	34,736,822	$ 3,367 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	—	14,092,426 (a)	—	—	—	14,092,426	14,092,426	138,483	—
iShares 0-5 Year TIPS Bond ETF	1,067,086,771	22,548,162	(38,516,480)	44,402	10,792,362	1,061,955,217	10,267,381	—	—
iShares Core MSCI Total International Stock ETF	2,349,170,504	102,405,517	(272,256,038)	97,060,923	(27,383,512)	2,248,997,394	25,957,957	—	—
iShares Enhanced Roll Yield Index Fund	147,850,105	156,321	(18,899,831)	2,371,536	31,353,087	162,831,218	12,882,217	—	—
iShares FTSE NAREIT All Equity REITs Index Fund	248,839,421	209,289	(57,650,849)	(3,094,749)	12,197,093	200,500,205	20,842,017	—	—
iShares Global Infrastructure ETF	211,077,909	199,066	(24,445,784)	3,731,240	15,860,080	206,422,511	3,080,933	—	—
iShares U.S. Intermediate Credit Bond Index Fund	1,034,743,066	34,355,816	(39,619,745)	(199,894)	(12,970,656)	1,016,308,587	100,525,083	11,613,016	—
iShares U.S. Intermediate Government Bond Index Fund	1,932,041,845	53,870,224	(76,457,781)	(187,328)	(13,174,824)	1,896,092,136	190,370,696	16,705,026	—
iShares U.S. Long Credit Bond Index Fund	343,661,348	4,918,736	(32,566,164)	(3,792,784)	(4,019,520)	308,201,616	34,629,395	4,548,265	—
iShares U.S. Long Government Bond Index Fund	807,502,504	29,257,476	(34,963,963)	(4,529,224)	(5,743,791)	791,523,002	103,467,059	9,002,928	—
iShares U.S. Securitized Bond Index Fund	1,450,511,612	36,513,989	(81,985,505)	(2,704,702)	(4,652,025)	1,397,683,369	145,138,460	13,677,080	—

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock LifePath® Index 2030 Fund

Affiliated Issuer	Value at 12/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/26	Shares/ Investment Value Held at 03/31/26	Income	Capital Gain Distributions from Underlying Funds
Large Cap Index Master Portfolio	$ 3,878,224,059	$ —	$ (20,123,729)(a)(c)	$ 65,534,447	$ (276,055,461)	$ 3,647,579,316	$3,647,579,316	$ 49,485,810	$ —
Master Small Cap Index Series	63,002,450	—	(1,458,590)(a)(c)	2,730,149	(2,993,901)	61,280,108	$61,280,108	896,241	—
				$ 156,961,243	$ (276,791,068)	$ 13,048,210,875		$ 106,070,216	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

(c)	Inclusive of income and expense allocated from the Master Portfolio.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value (“NAV”) as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$ 2,818,751,328	$ —	$ —	$ 2,818,751,328
Fixed-Income Funds	6,471,763,927	—	—	6,471,763,927
Money Market Funds	48,836,196	—	—	48,836,196
	$9,339,351,451	$—	$—	9,339,351,451
Investments Valued at NAV(a)				3,708,859,424
				$ 13,048,210,875

(a)
Certain investments of the Fund were fair valued using NAV as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

Portfolio Abbreviation
ETF	Exchange-Traded Fund
FTSE	Financial Times Stock Exchange
Portfolio Abbreviation (continued)
MSCI	Morgan Stanley Capital International
Schedule of Investments